Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Components of cash and cash equivalents:
Schedule of cash and cash equivalents
	March 31,
	2021	2022
Cash on hand	472	255
Credit card collection in hand	76,193	167,837
Balances with bank	1,634,924	632,190
Total	1,711,589	800,282